Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingencies
27.
Contingencies

a)
Several municipalities have filed real estate tax claims against some airports in Mexico related to the land where the airports operate. Based on the opinion of its external legal counsel, the Company believes that there are no legal grounds for such claims. Therefore, the Company has initiated legal proceedings to invalidate the claims, and, where applicable, related foreclosures or other actions. Although no assurance can be given, the Company does not expect the resolutions to have any adverse effects on its financial position or profit or loss and other comprehensive income.

On November 26, 2014, the Tijuana municipal authority issued a requirement for payment of property tax for the period from 2000 to 2014 in the amount of Ps.234,780, which was challenged again by the Company on December 19, 2014. A jurisdictional court granted the Company the suspension against acts of municipal authority establishing the amount of Ps.234,780 for a bond as collateral, which has been challenged by judgment of invalidity as the Company believes that in previous proceedings it is already guaranteed part of the amount set by the Court, on June 19, 2018 the bond was exhibited before the Municipal Authority of Tijuana, Baja California for the amount of Ps.122,926. In October 2020, the Court issued a judgment adverse to the interests of the Company, for which an appeal for review was filed, which was admitted by the Superior Court of Justice on January 14, 2021. On June 28, 2022, in a plenary session, the Court confirmed the inadmissibility of the claim made by the Company. On August 24, 2022, an amparo lawsuit was filed before the responsible authority against the resolution of reference, which to date of these consolidated financial statement, the still pending to be resolved. Likewise, the Municipal Authority of Tijuana made the payment requirements for the property tax for the years 2015, 2016 and 2017, in the first quarter of the year 2020, 2021 and 2022 respectively, which are being challenged to date before the competent courts and are pending resolution.

On October 28, 2019, Hermosillo municipal authority notified the Company of seven requirements for the payment of property tax, which together totals Ps.10,197, six of those are committed to ASA, even though were concession lands. The Company filled a proceeding for annulment, which was admitted on December 12, 2019 by the “State Court Administrative Justice”. In November 2020, the State Court issued a ruling favorable to the interests of the Company, declaring the nullity of the requirements and is in the process of compliance in order to declare the requirement null.

As the Company and its legal counsel believe that these tax claims are not in accordance with the law, the Company proceeded to file an annulment against the municipal authorities, which is pending resolution. Because, previous judgments in this and other airports have been resolved favorably for the Company, the Management and its legal counsel believe that no present obligation currently exist, therefore the Company has not recognized any provision regarding these matters.

b)
In 1970, the Mexican Government expropriated a portion of land occupied by the Tijuana Airport, whereas in Guadalajara airport it occurred in 1975. Before such expropriations, a group of farmers called Ejido, one in Tijuana and others different in Guadalajara, owned these lands. The members of the Ejido have raised claims against the indemnity payments received from the Mexican Government and in Tijuana airport requested the reversion of the expropriation. During 2008, the Ejido Tampico in the Tijuana airport received an unfavorable resolution, which was appealed. Subsequently the Ejido received a favorable resolution, which may affect the perimeter of the airport, due to the lack of information about the shape of the surface reverted in favor of the Ejido. During the month of November 2020, the Constitutional Court issued a resolution favorable to the interests of the Company, ordering the Agrarian Court to declare the reversal action inadmissible as the elements of the appeal for review requested by the Ejido were not proven. To date of these consolidated financial statements, the judgment has been resolved in benefit of the Company definitely.

In the case of the Guadalajara airport, the Ejido El Zapote and Santa Cruz del Valle presented an appeal with jurisdictional authorities against the SICT and the Reforma Agraria, regarding the expropriation decrees issued to build the airport.

In November 2010, the Court granted the protection of the federal justice to the Ejidos El Zapote and Santa Cruz del Valle, in the Guadalajara airport, instructing to replace the administrative procedure of expropriation due to a lack of notification to these Ejidos and declared the ineligibility of the Concession granted to the Guadalajara airport in 1998, in reference to managing, operating and developing the airport facilities. On July 10, 2012, the Court revoked this resolution and ordered the reinstatement of the actions in order to obtain more documentary evidence, for the trial with the Ejido El Zapote. On July 31, 2014, the court issued a favorable ruling for the Ejido El Zapote, which was challenged by the Company. On April 14, 2016, the appellate Court determined conclusively that, while it was true that the right of the Ejido to contest the appraisal with which it was compensated had been violated, it also determined that the land could not be returned to the complainant Ejido, as "incongruous" the declaration of invalidity of the concession granted to the Guadalajara airport. On January 13, 2017 the Secretaría de Desarrollo Agrario, Territorial y Urbano issued an appraisal for the value of a portion of the land in which Guadalajara airport is based, related to the appeal previously mentioned. This appraisal was made based on the expropriation decree of 1975. On June 30, 2017, the Court determined that the appeal was accomplished once the Ejido group was informed of the appraisal made by the competent authorities.

This proceeding was challenged by the Ejido group and accepted by the Court which was instructed to review the appeal in order to state the possibility of achieving the final resolution and if this is not the case to refer the matter to the Supreme Court of Justice of the Nation (SCJN) for a resolution. The resolution is still pending. This being the case, on June 20, 2018, the Second Chamber of the SCJN resolved that on the basis of a regulatory instrument who should resolve the possibility or impossibility of complying with the writ of appeal is the Court itself, the Court thus ordered the return of the file. In response to the above, the District Judge opened the substitute compliance incident on August 10, 2018, which is pending resolution.

In 2016, members of the Ejido Zapote blocked the access to the Guadalajara airport parking lot, representing a loss of commercial revenues of approximately Ps.19,200. In 2017 and 2018 the Company had a loss in commercial revenues in the amount of Ps.9,000 and Ps.8,100 respectively, due to new blockades made by members of the Ejido Zapote. On November 17, 2019, members of the Ejido Zapote once again took over the parking lot, which was recovered on February 12, 2020, generating an additional loss of commercial revenues of approximately Ps.28,500 in 2019 and Ps.16,700 in 2020 approximately, plus the damage to the parking lot.

On February 17, 2017, the Company was notified of a new legal proceeding before an agrarian court instituted by El Zapote against the federal government. This proceeding alleges similar facts to the initial case and claims the same disputed property that was the subject of the initial case. This legal proceeding is in its initial phases, and the Company has joined as an interested third party.

On December 6, 2022, the Federal Government through the Legal Affairs Unit of the Ministry of Infrastructure, Communications and Transportation, the members of the Ejidal Commissariat of the Ejido El Zapote (prior agreement of the assembly) and the Company signed a judicial agreement which definitively closed the complementary constitutional indemnity in the amount of Ps.82.6 million. This agreement was approved by the judicial authority which generated that the indemnity was paid last December 9, 2022, which means that lawsuit has been completely resolved. This agreement generates not only the termination of this lawsuit but also of any other lawsuit that has been generated in relation to the 306 hectares that were the subject of the litigation, related to the expropriation process. Even though, the judicial agreement concludes the claims from the Ejido, the Company cannot provide assurance that new lawsuits can be filed against the Company in the future.

On October 1, 2013, the Company received four summonses for Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and Puerto Vallarta airport and various Federal Authorities in connection with four legal proceedings filed by the participants in the Ejido Valle de Banderas. The Ejido is claiming restitution or payment as compensation in respect of 154 hectares of land comprising this airport, besides the partial cancellation of the concession granted to the Puerto Vallarta airport. On January 24, 2014, the first audience was held where the Ejido ratified the lawsuit and the Company demanded the suspension of this process due to the incompetence of jurisdiction, as a result, the audience was delayed for three days, in order to give time to the Ejido to provide a rebuttal. The Company estimates that the court involved in this proceeding, located in the State of Nayarit, does not have jurisdiction, because the airport is located in the State of Jalisco, besides, this court is not competent to nullify an administrative act, as it is related to the concession's title. The Court declared competent the Agrarian Court of Nayarit, a sentence which was favorable but currently challenged by the Federal Court. As a result of the objection, the Federal Superior Court declared the court of Guadalajara, Jalisco, as competent in three of them. Two of the three procedures are before the agrarian court of Jalisco pending to resolve, the incompetence by subject. The third procedure is awaiting the referral of the proceedings to the Guadalajara Court and a fourth procedure is still awaiting of the Agrarian Court of Nayarit for the last instance regarding jurisdiction over territory.

During 2020, the jurisdiction was issued for their transfer to the Guadalajara Court and they are in their initial testing stage, so as of the date of issuance of the consolidated financial statements, these procedures are still pending resolution.

If the legal proceedings are resolved in such a way that adversely impact any of our airports, the Company’s management has other legal resources to challenge such resolutions. Additionally, under the Concession agreement, the Company has guarantees providing it with access to the airport's land, and the Mexican government would be liable for any operational disruption caused by the Ejidos and would have to restore to the concessionaire the rights to use public property and compensate any economic damage to the airport. Thus, in the opinion of the Company and its legal counsel, no present obligation currently exists, therefore the Company has not recognized any provision regarding this matter.

c)
Federal, state and environmental protection laws regulate the Company’s operations. According to these laws, the passing of regulations relating to air and water pollution, environmental impact studies, noise control and disposal of dangerous and non-dangerous material has been considered. The Federal Environmental Protection Agency has the power to impose administrative, civil and criminal penalties against companies violating environmental laws. It is also entitled to close any facilities that do not meet legal requirements. As the date of the consolidated financial statements, the Company does not have any knowledge about sanctions against it.